Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 4) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011 CNY	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 Minimum	Dec. 31, 2013 Minimum	Sep. 30, 2011 Maximum	Dec. 31, 2013 Maximum
Derivative Financial Instruments and Hedging Activities
Derivative term									20 months
Revenue Recognition
Period of assembly and installation of PV systems							1 month		3 months
Losses recognized on a percentage-of-completion basis			0
Costs in excess of billings included in accounts receivable		35,806	216,759
Shipping or delivery costs		67,040	405,839	320,727	290,746
VAT rate (as a percent)		17.00%	17.00%
Employee Benefits Plans
Required contribution by company for each employee as a percentage on standard salary base		20.00%	20.00%
Standard salary base rate for medical insurance benefits (as a percent)							7.50%		10.00%
Standard salary base rate for unemployment (as a percent)							1.00%		2.00%
Standard salary base rate for housing fund (as a percent)							10.00%		12.00%
Standard salary base rate for other statutory benefits (as a percent)							1.20%		1.60%
Total amount of contributions		43,962	266,134	244,108	177,714
Warranty cost
Guarantee for defects in materials and workmanship						2 years		5 years
Period guaranteed for 90% multicrystalline PV modules of initial power generation capacity under warranty terms	10 years
Period guaranteed for 80% multicrystalline PV modules of initial power generation capacity under warranty terms	25 years
Percentage of initial power generation capacity guaranteed for 10 years for multicrystalline PV modules	90.00%
Percentage of initial power generation capacity guaranteed for 25 years for multicrystalline PV modules	80.00%
Percentage of nameplate power guaranteed for 10 years for multicrystalline PV modules under new and improved warranty terms		91.20%	91.20%
Period guaranteed for 91.2 % multicrystalline PV modules of initial power under new and improved warranty terms		10 years	10 years
Percentage of nameplate power guaranteed for 25 years for multicrystalline PV modules under new and improved warranty terms		80.70%	80.70%
Period guaranteed for 80.70% multicrystalline PV modules of nameplate power under new and improved warranty terms		25 years	25 years
Percentage of nameplate power guaranteed for first year for monocrystalline panda PV modules under new and improved warranty terms		98.00%	98.00%
Period guaranteed for 98.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms		1 year	1 year
Percentage of nameplate power guaranteed for 10 years for monocrystalline panda PV modules under new and improved warranty terms		92.00%	92.00%
Period guaranteed for 92.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms		10 years	10 years
Percentage of nameplate power guaranteed for 25 years for monocrystalline panda PV modules under new and improved warranty terms		82.00%	82.00%
Period guaranteed for 82.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms		25 years	25 years
Period for linear based power output warranty by year of company's multicrystalline PV modules		25 years	25 years
Number of PV modules that have been in use for the entire warranty periods		0	0
Warranty period of company's modules, storage, batteries, controllers and inverters							1 year		5 years
Warranty accrual rate as a percent of revenue		1.00%	1.00%
Changes in the carrying amount of accrued warranty liability
Beginning balance	303,641	91,738	555,357	457,733	303,641
Warranty expense for the current year		20,797	125,900	109,915	154,092
Warranty costs incurred or claimed		(2,364)	(14,311)	(12,291)
Total accrued warranty cost		110,171	666,946	555,357	457,733
Less: accrued warranty cost, current portion		6,712	40,632	35,819	32,383
Accrued warranty cost, excluding current portion		103,459	626,314	519,538	425,350
Firm Purchase Commitment
Provision for inventory purchase commitments		$ 79,320	480,182		851,694
Income taxes
Percentage of likelihood of realization that the tax benefits must exceed in order for the amount to be recognized		50.00%	50.00%
Segment Reporting
Number of operating segments		1	1